7. MINERAL PROPERTY INTERESTS	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Note 7. MINERAL PROPERTY INTERESTS

Title to mineral property interests involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristic of many mineral property interests. The Company has investigated title to its mineral property interests and, except as otherwise disclosed below, to the best of its knowledge, title to the mineral property interests is in good standing.

Material Properties

The Company’s two principal assets are the Ann Mason project (the “Ann Mason Project”) in Nevada and its interest in the Lookout Hill property in Mongolia.

Ann Mason, Nevada, United States

The Ann Mason Project is defined by a series of both unpatented lode claims on public land administered by the Bureau of Land Management, and title to patented lode claims. The project area includes the Ann Mason and the Blue Hill deposits, and several early-stage copper porphyry targets including the Blackjack IP, Blackjack Oxide, Roulette and Minnesota targets.

Certain of the unpatented lode claims are leased to the Company pursuant to a mining lease and option to purchase agreement ("MLOPA") with two individuals. Under the MLOPA, the Company has the option to purchase the claims for $500,000, which, if exercised, will be subject to a 3% net smelter returns ("NSR") royalty (which may be bought down to a 1% NSR royalty for $2 million). The MLOPA also provides for annual advance minimum royalty payments of $27,500 which commenced in 2011 and will continue until the commencement of sustained commercial production. The advance payments will be credited against future royalty payments or the buy down of the royalty.

In September 2009, the Company entered into an agreement whereby the Company may acquire an 80% interest in certain unpatented lode claims formerly known as the Roulette property. In order to acquire its interest, the Company must: (a) incur expenditures of $1,000,000, make cash payments of $140,000 and issue 85,000 common shares of the Company within three years (completed); (b) make aggregate advance royalty payments totalling $375,000 between the fifth and tenth anniversaries of the agreement; and (c) deliver a bankable feasibility study before the tenth anniversary of the agreement.

In February 2013, the Company entered into an agreement with Sandstorm Gold Ltd. ("Sandstorm") whereby the Company granted Sandstorm a 0.4% NSR royalty over certain of the unpatented lode claims, including the claims covering the Ann Mason and Blue Hill deposits, in return for an upfront payment of $5 million (the "Sandstorm NSR Payment") which was recorded as a recovery to acquisition costs. In addition, certain of the patented lode claims are subject to a 2% NSR royalty.

During the nine months ended September 30, 2014, the Company located or acquired certain upatented lode claims within the boundaries of its Ann Mason Project pursuant to which the Company paid $100,000 and issued 250,000 common shares valued at $73,618.

Lookout Hill, Mongolia

The Lookout Hill property in the South Gobi region of Mongolia is comprised of two mining licences, Shivee Tolgoi and Javhlant, granted by the Mineral Resources Authority of Mongolia ("MRAM") in October 2009. Title to the two licences is held by the Company.

In October 2004, the Company entered into an arm’s-length Equity Participation and Earn-In Agreement (the "Earn In Agreement") with Turquoise Hill. Under the Earn-In Agreement, Turquoise Hill agreed to purchase equity securities of the Company, and was granted the right to earn an interest in what is now the eastern portion of the Shivee Tolgoi mining licence and all of the Javhlant mining licence (together the "Joint Venture Property"). Most of Turquoise Hill’s rights and obligations under the Earn-In Agreement were subsequently assigned by Turquoise Hill to what was then its wholly-owned subsidiary, OTLLC. The Government of Mongolia subsequently acquired a 34% interest in OTLLC from Turquoise Hill.

On June 30, 2008, OTLLC gave notice that it had completed its earn-in obligations by expending a total of $35 million on exploration of the Joint Venture Property. OTLLC earned an 80% interest in all minerals extracted below a sub-surface depth of 560 metres from the Joint Venture Property and a 70% interest in all minerals extracted from surface to a depth of 560 metres from the Joint Venture Property. In accordance with the Earn-In Agreement, the Company and OTLLC formed a joint venture (the "Entrée-OTLLC Joint Venture") on terms annexed to the Earn-In Agreement.

The portion of the Shivee Tolgoi mining licence outside of the Joint Venture Property ("Shivee West") is 100% owned by the Company, but is subject to a right of first refusal by OTLLC.

The conversion of the original Shivee Tolgoi and Javhlant exploration licences into mining licences was a condition precedent to the Investment Agreement (the "Investment Agreement") between Turquoise Hill, OTLLC, the Government of Mongolia and Rio Tinto International Holdings Limited. The licences are part of the contract area covered by the Investment Agreement, although the Company is not a party to the Investment Agreement. The Shivee Tolgoi and Javhlant mining licences were each issued for a 30 year term and have rights of renewal for two further 20 year terms.

On February 27, 2013, notice (the "Notice") was delivered to the Company that the Ministry of Mining had cancelled the July 2009 Order (the "2009 Order") registering the reserves on the Joint Venture Property. The Notice stated that the 2009 Order breached sections of the Minerals Law of Mongolia and Charter of the Minerals Resource Counsel that give the head of MRAM the authority to register reserves, rather than the Minister of Mineral Resources and Energy. The Notice further advised that the Company is temporarily restricted from transferring, selling or leasing the Shivee Tolgoi and Javhlant mining licences. On September 4, 2013, the Minister of Mining issued Order No. 179, advising the Minerals Professional Council to re-submit its previous conclusions regarding the reserves to MRAM for review and registration.

On September 6, 2013, the head of MRAM ordered that the reserves on the Joint Venture Property be registered. The Company was also subsequently advised that the temporary transfer restriction on the joint venture mining licences will be lifted.

As of September 30, 2014, the Entrée-OTLLC Joint Venture had expended approximately $26.9 million to advance the Joint Venture Property. Under the terms of the Entrée-OTLLC Joint Venture, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus 2% (Note 8).

Other Properties

The Company also has interests in non-material properties in Australia, United States and Peru including the following:

Australia Properties

The Company holds a 54.71% interest in the Blue Rose copper-iron-gold-molybdenum joint venture property, with Giralia Resources Pty Ltd., a subsidiary of Atlas Iron Limited (ASX:AGO - "Atlas"), retaining the remaining 45.29% interest. During the nine months ended September 30, 2014, the Company recorded an impairment of mineral property interests of $552,095.

Lordsburg and Oak Grove

During the year ended December 31, 2012, the Company entered into an agreement to purchase a 100% interest in the Lordsburg and Oak Grove properties, New Mexico, subject to a 2% NSR royalty. Pursuant to the agreement, the Company paid $100,000 and issued 500,000 common shares valued at $326,483. During the year ended December 31, 2013, the Company abandoned the unpatented lode claims comprising the Oak Grove property and recorded an impairment of mineral property interests of $437,732.

Capitalized mineral property acquisition costs are summarized as follows:

	September 30, 2014	December 31, 2013

Ann Mason	$45,239,812	$47,495,218
Lordsburg	468,951	494,171
Other	268,308	817,176

Total	$45,977,071	$48,806,565

Ann Mason capitalized mineral property acquisition costs are net of the $5 million Sandstorm NSR Payment.

Expensed exploration costs are summarized as follows:

	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013

US	$1,843,940	$766,309	$2,976,645	$3,278,717
Mongolia	364,356	297,740	1,313,250	1,071,352
Other	59,901	104,278	299,773	326,684

Total all locations	$2,268,197	$1,168,327	$4,589,668	$4,676,753